Segmented information - Reconciliation of Fund Flows from Operations to Net Earnings (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segmented information
Fund flows from operations	$ 1,634,865	$ 919,862
Equity based compensation	(44,390)	(41,565)
Unrealized gain (loss) on derivative instruments	540,801	(181,094)
Unrealized foreign exchange (loss) gain	(84,464)	(64,963)
Accretion	(58,170)	(43,552)
Depletion and depreciation	(577,134)	(571,688)
Deferred tax expense	(288,707)	(187,343)
Gain on business combinations		17,198
Impairment reversal	192,094	1,302,619
Unrealized other expense	(1,833)	(778)
Net earnings	$ 1,313,062	$ 1,148,696